Share-based Compensation Expense by Type of Award (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options	$ 85	$ 256	$ 481
Restricted stock units	22,878	17,639	13,833
Total share-based compensation expense	$ 22,963	$ 17,895	$ 14,314